INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Inventory [Line Items]
Raw materials	$ 15,439		$ 13,753
Work-in-progress	726		1,047
Finished goods	64,047	[1]	43,067	[1]
Inventories	80,212		57,867
Cost of revenues	257,751		194,436		169,169
Inventory Valuation and Obsolescence [Member]
Inventory [Line Items]
Cost of revenues			$ (3,458)

[1]	In the second quarter of 2013, following the implementation of a new Enterprise Resources Planning ("ERP") system, the Company refined its method of finished goods costing based on the ERP system's ability to create in enhanced and refined bill of materials for each stock keeping unit. This resulted in more accurate value for each finish goods or work-in-process product held in inventory. The refinement provided by the new system gave the Company a more complete matching of inventory costs incurred with cost of revenues. This refinement resulted in a change of estimate for the value of inventory amounted to one time impact of $3,458 reducing the Company's cost of revenues.